Income Taxes - Schedule Loss (income) by tax jurisdictions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Net income from PRC operations	¥ (1,047,102)	¥ (56,957)	¥ (145,611)
Net loss from non-PRC operations	539,167	3,697,294	3,597,207
Total net loss (income) before tax	¥ (507,935)	¥ 3,640,337	¥ 3,451,596